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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999 Check here if Amendment [ ]; Amendment Number:_____________________

                        This Amendment (Check only one.):
                                [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

February  11, 2000
______________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         20

Form 13F Information Table Value Total:

         $ 244,326      (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

                                            FORM 13F INFORMATION TABLE


                                                        Value                    Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                  Title of   CUSIP      (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared     None
--------------                  --------   -----      --------   -------- ------ ----  ----------  --------   ----   ------     ----
                                 Class                            prn amt
                                 -----                            -------

Answerthink Consulting Group      COM     36916997       355      10,361    SH          SOLE                  10,361
Aspect Telecommumications Corp    COM     45237104     2,934      75,000    SH          SOLE                  75,000
BMC Software Inc.                 COM     55921100     8,204     102,635    SH          SOLE                 102,635
Cadence Design Systems Inc.       COM    127387108     2,400     100,000    SH          SOLE                 100,000
CCC Information Svcs Group Inc    COM    12487Q109     3,899     227,700    SH          SOLE                 227,700
Cognizant Technology Solutions   CL A    192446102     5,466      50,000    SH          SOLE                  50,000
Computer Assoc Intl Inc           COM    204912109    33,276     475,800    SH          SOLE                 475,800
Exodus Communications Inc         COM    302088109     4,569      51,448    SH          SOLE                  51,448
Global Telesystems Group          COM    37936U104    15,304     440,416    SH          SOLE                 440,416
Iluminet Holdings Inc.            COM    452334105     3,451      62,740    SH          SOLE                  62,740
I-Stat Corp                       COM    450312103       725      50,000    SH          SOLE                  50,000
Interwoven Inc.                   COM    46114T102    10,609      87,223    SH          SOLE                  87,223
MGC Communications Inc            COM    552763302     4,289      84,508    SH          SOLE                  84,508
Omnipoint                         COM    68212D102    11,170      92,600    SH          SOLE                  92,600
PE Celera Genamics Group          COM    69332S201    44,700     300,000    SH          SOLE                 300,000
Primus Telecommunications Grp     COM    741929103    13,575     354,890    SH          SOLE                 354,890
Sepracor Inc                      COM    817315104    24,441     246,411    SH          SOLE                 246,411
Software Spectrum Inc             COM    833960107     2,946     166,560    SH          SOLE                 166,560
Sybase Inc                        COM    871130100    48,063   2,827,437    SH          SOLE               2,827,437
Webstakes.com,Inc                 COM    94768K110     3,950     200,000    SH          SOLE                 200,000



